Schedule of investments
Macquarie VIP Pathfinder Conservative Series
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.81%<<
Fixed Income Funds — 54.28%
Macquarie VIP Corporate Bond Series Service Class	5,239,422	$25,096,832
Macquarie VIP High Income Series Standard Class	310,973	920,479
Macquarie VIP Limited-Term Bond Series Service Class	3,046,087	14,316,609
		40,333,920
Global / International Equity Fund — 10.05%
Macquarie VIP International Core Equity Series Service Class	425,259	7,471,814
		7,471,814
US Equity Funds — 35.48%
Macquarie VIP Core Equity Series Service Class	647,850	9,205,952
Macquarie VIP Growth and Income Series Standard Class	64,256	2,220,060
Macquarie VIP Growth Series Service Class	645,928	6,704,737
Macquarie VIP Mid Cap Growth Series Standard Class	58,246	614,493
Macquarie VIP Small Cap Growth Series Standard Class	88,218	586,647
Macquarie VIP Smid Cap Core Series Service Class	199,654	2,591,506
Macquarie VIP Value Series Service Class	902,920	4,442,364
		26,365,759
Total Affiliated Mutual Funds (cost $84,370,871)		74,171,493

	Number of shares	Value (US $)

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	46,130	$ 46,130
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	46,130	46,130
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	46,130	46,130
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	46,131	46,131
Total Short-Term Investments (cost $184,521)		184,521

Total Value of Securities—100.06% (cost $84,555,392)		74,356,014
Liabilities Net of Receivables and Other Assets—(0.06%)		(45,741)
Net Assets Applicable to 17,108,302 Shares Outstanding—100.00%		$74,310,273
<<	Affiliated company.
NQ- IV046 [0924] 1124 (4018051)    1